Leases	12 Months Ended
Dec. 31, 2010
Leases [Abstract]
Leases

Note 15 – Leases

The Company leases certain office space and equipment. As leases expire, it can be expected that, in the normal course of business, certain leases will be renewed or replaced.

Rent expense was approximately $800,000 and $1.3 million for the years ended December 31, 2010 and 2009, respectively.

Minimum lease payments under non-cancelable operating leases as of December 31, 2010 are:

2011	$822,596
2012	850,960
2013	880,271
2014	905,143
2015	692,422
Thereafter	—

The Company had a subsidiary, MarketSmart Interactive ("Interactive") that was dissolved in 2007. Interactive was a party to an operating lease. There is currently a legal action filed by the Lessor of the Interactive lease. Interactive was insolvent when it was dissolved. (See Note 16).

In 2010, the Company subleased a portion of its offices in its headquarters to a third-party telemarketing firm. The term of the sublease is for 36 months and requires equal monthly payments of approximately $20,000 per month.